RETIREMENT BENEFITS - Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Change in accumulated other comprehensive income (loss)
Change in deferred taxes, net	$ 660		$ (698)		$ 390
Change, net of tax	(1,170)	[1]	1,281	[1]	(988)	[1]
U.S. Nonqualified Pension Plan
Change in accumulated other comprehensive income (loss)
Actuarial assumptions changes and plan experience	(111)		58		(62)
Pension Plans and Postretirement Benefit Plans
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax	(3,989)		(5,270)		(4,282)
Cumulative effect of change in accounting policy	0		(22)		0
Actuarial assumptions changes and plan experience	(3,404)		2,380		(2,400)
Net asset gain (loss) due to difference between actual and expected returns	833		(1,084)		963
Net amortizations	202		271		214
Prior service credit	13		360		0
Curtailment/settlement loss	67		0		0
Foreign exchange impact and other	459		74		(155)
Change in deferred taxes, net	660		(698)		390
Change, net of tax	(1,170)		1,281		(988)
End-of-period balance, net of tax	$ (5,159)		$ (3,989)		$ (5,270)

[1]	Reflects adjustments based on the actuarial valuations of the Company’s significant pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.